CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,789,000)	$ (345,541,000)	$ (45,501,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depletion, depreciation, amortization and accretion	2,627,000	4,101,000	10,509,000
Stock-based compensation	0	69,285,000	0
Amortization of deferred financing costs	0	503,000	0
Paid-in-kind interest	0	28,473,000	0
Deferred tax expenses	0	18,572,000	0
Change in fair value of warrant liabilities	0	79,415,000	0
Changes in current assets and current liabilities, net of effect of acquisition:
Materials, supplies and other assets	5,980,000	58,000	554,000
Prepaid expenses	0	(1,866,000)	0
Accounts payable and accrued expenses	(7,922,000)	53,126,000	(2,809,000)
Due to related party	(11,370,000)	0	57,000
Net cash used in operating activities	(22,474,000)	(93,874,000)	(37,190,000)
Cash flows from investing activities:
Payments for capital expenditures	0	(4,131,000)	0
Cash paid for acquisition	0	(204,154,000)	0
Net cash used in investing activities	0	(208,285,000)	0
Cash flows from financing activities:
Capital contribution from parent	22,474,000	0	37,190,000
Private offering proceeds	0	440,249,000	0
Payment of equity issuance costs	0	(22,878,000)	0
Payment on Senior Secured Term Loan	0	(18,750,000)	0
Payment of debt issuance costs	0	(1,503,000)	0
Payment of non-convertible promissory notes—related parties	0	(1,129,000)	0
Net cash provided by financing activities	22,474,000	395,989,000	37,190,000
Net change in cash	0	93,830,000	0
Cash and cash equivalents, beginning of the period		53,334,000
Cash, cash equivalents and restricted cash, end of the period	53,334,000	147,164,000	0
Assets and Liabilities resulting from Business Combination:
Senior Secured Term Loan, including paid-in-kind interest	0	765,018,000	0
Supplies and materials	0	16,637,000	0
Accrued liabilities	0	129,000	0
Deferred tax liability	0	1,209,000	0
Asset retirement obligations assumed	0	90,073,000	0
Right of use assets obtained in exchange for operating lease liabilities	0	4,621,000	0
Right of use assets obtained in exchange for operating lease liabilities	0	756,000	0
Change in capital expenditure accruals	0	$ 3,607,000	0
Flame Acquisition Corp [Member]
Cash flows from operating activities:
Net loss				$ (32,180,557)	$ (2,590,948)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account				(4,415,456)	(3,989,061)
Change in fair value of convertible promissory notes – related parties				3,698,394	170,741
Change in fair value of warrant liabilities				27,064,500	498,000
Changes in current assets and current liabilities, net of effect of acquisition:
Prepaid expenses				(8,389)	512,296
Accounts payable and accrued expenses				2,328,026	4,350,391
Income taxes payable				(330,151)	330,151
Net cash used in operating activities				(3,843,633)	(1,714,430)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemptions				230,129,156	0
Cash withdrawn from Trust Account to pay taxes				1,446,193	786,918
Net cash used in investing activities				231,575,349	786,918
Cash flows from financing activities:
Payments for redemptions of Class A common stock				(230,129,156)	0
Proceeds from convertible promissory notes – related parties				1,080,000	0
Proceeds from promissory notes - related party				1,485,000	705,000
Net cash provided by financing activities				(227,564,156)	705,000
Net change in cash				167,560	(222,512)
Cash and cash equivalents, beginning of the period	$ 267,816		$ 100,256	100,256	322,768
Cash, cash equivalents and restricted cash, end of the period				267,816	100,256
Assets and Liabilities resulting from Business Combination:
Conversion of Promissory Notes to Convertible Promissory Notes				726,370	0
Remeasurement of Class A common stock subject to possible redemption				3,301,702	2,847,008
Excise tax payable as a result of redemptions of Class A common stock				2,308,378	0
Initial measurement of fair value of Convertible Promissory Notes				(533,200)	(52,126)
Supplemental Disclosure of Cash Flow Information:
Payment of cash taxes				$ 1,246,194	$ 426,918